Earnings per share - additional information (Details) - GBP (£) £ / shares in Units, £ in Millions		6 Months Ended
	Mar. 18, 2024	Jun. 30, 2024	Jun. 30, 2023
Earnings Per Share [Line Items]
Increase in basic earnings per share		13.90%
Basic (in GBP per share)		£ 2.011	£ 1.766
Gain related to tender offer		£ 590
Repurchase of ordinary shares (in shares)		15,189,762
Purchases of own shares		£ 366	£ 0
Decrease in adjusted diluted earnings per share		6.80%
Adjusted diluted earnings per share (in GBP per share)		£ 1.693	£ 1.816
Increase in adjusted diluted earnings per share at constant rates of exchange		1.30%
Adjusted diluted earnings per share before impact of foreign exchange (in GBP per share)		£ 1.777	£ 1.816
Coupon on perpetual hybrid bonds net of tax		£ 21	£ 22
Not later than one year
Earnings Per Share [Line Items]
Authorised share buy-back programme amount	£ 700
Later than one year and not later than two years
Earnings Per Share [Line Items]
Authorised share buy-back programme amount	£ 900
ITC Ltd.
Earnings Per Share [Line Items]
Gain on disposal of investments in associates		£ (1,361)